Lease obligations	12 Months Ended
Dec. 31, 2022
Presentation of leases for lessee [abstract]
Lease obligations
11.	Lease obligations
Effective November 1, 2014, the Company entered into a
sub-lease
with Genesys Venture Inc. (“GVI”), a related party as described in note 17(b), to lease office space at a rate of $170 per annum for three years ending October 31, 2017, with an
18-month
renewal period available. The lease was amended on May 1, 2016 and increased the leased area covered under the lease agreement at a rate of $212 per annum until October 31, 2019 with an
18-month
renewal period available. The leased area covered under the lease was again increased, effective November 1, 2018, at a rate of $306 per annum until the end of the term of the lease. Effective November 1, 2019, the Company modified and extended its sub-lease
with GVI to lease a reduced amount of office space at a rate of $238 per annum for three years ending October 31, 2022 with a
28-month
renewal period available. Effective June 1, 2022, the Company modified and extended its sub-lease
with GVI to lease a reduced amount of office space at a rate of $222 per annum, ending October 31, 2024. The discount rate used by the Company in calculating the right-of-use asset is 5%.
In connection with the acquisition of Marley Drug, the Company acquired a lease obligation and corresponding right-of-use asset. The lease is for Marley Drug’s 3,280 square foot retail space. The original lease was signed in May of 2006 for a period of ten years with two five-year extension periods. An addendum to the lease allowed for the first extension which was used starting April 1, 2017, with the second five-year extension available for an additional five years to April 2027. The current rate in the lease is $87 per annum. The discount rate used by the Company in calculating the lease obligation relating to the right-of-use asset is
3%
. Effective June 1, 2022, the Company renewed its lease for Marley Drug at a rate of $97 per annum for a period of five years. The discount rate used by the Company in calculating the lease obligation relating to the right-of-use asset was 5% as part of the lease modification.

	Incremental borrowing rate %	Maturity	202 2	2021
Current	3.00 - 5.00	2022	$346	$380
Non-current	3.00 - 5.00	2023 - 2027	503	789

Lease liability			$849	$1,169

During the year ended December 31, 2022, the Company paid a total of $355 (2021 - $316) in lease payments, resulting from the lease obligations indicated above.